SUPPLEMENT DATED MARCH 15, 2024
TO
PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

The Prospectus is updated as follows:

BlackRock International Limited is added as a Subadviser to the BlackRock Global Allocation V.I. Fund.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE